LOANS AND ACCOUNT RECEIVABLE AT AMORTISED COST - under IFRS 9 (Details 2) $ in Millions	12 Months Ended
Dec. 31, 2018 CLP ($)
Disclosure of financial assets [line items]
Gross carrying amount, Ending balance	$ 30,213,414
Net changes of the exposure and modifications in the credit risk
Expected credit losses allowances, Ending balance	882,414
Mortgage Loans [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Beginning balance	9,096,895
Assets before allowances increase (decrease) transfers to stage 2
Assets before allowances increase (decrease) transfers to stage 3
Assets before allowances increase (decrease) transfers to stage 3
Assets before allowances increase (decrease) transfers to stage 1
Assets before allowances increase (decrease) transfers to stage 2
Assets before allowances increase (decrease) transfers to stage 1
Net changes on financial assets	1,271,127
Writte-off	(31,664)
Foreign Exchange adjustments	(185,377)
Gross carrying amount, Ending balance	10,150,981
Expected credit losses allowances, Beginning balance	108,019
Expected credit losses allowances increase (decrease) transfers to stage 2	3,330
Expected credit losses allowances increase (decrease) transfers to stage 3	8,677
Expected credit losses allowances increase (decrease) transfers to stage 3	5,538
Expected credit losses allowances increase (decrease) transfers to stage 1	(5,992)
Expected credit losses allowances increase (decrease) transfers to stage 2	(7,889)
Expected credit losses allowances increase (decrease) transfers to stage 1	(141)
Net changes of the exposure and modifications in the credit risk	392
Writte-off	(13,548)
Foreign Exchange adjustments	(7,116)
Expected credit losses allowances, Ending balance	91,270
Stage 1 [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Ending balance	26,913,508
Expected credit losses allowances, Ending balance	153,640
Stage 1 [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Ending balance	9,258,962
Expected credit losses allowances, Ending balance	9,006
Stage 1 [Member] | Mortgage Loans [Member] | Collective [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Beginning balance	8,191,229
Assets before allowances increase (decrease) transfers to stage 2	(87,473)
Assets before allowances increase (decrease) transfers to stage 3	(64,949)
Assets before allowances increase (decrease) transfers to stage 3
Assets before allowances increase (decrease) transfers to stage 1	162,432
Assets before allowances increase (decrease) transfers to stage 2
Assets before allowances increase (decrease) transfers to stage 1	2,612
Net changes on financial assets	1,226,259
Writte-off
Foreign Exchange adjustments	(171,148)
Gross carrying amount, Ending balance	9,258,962
Expected credit losses allowances, Beginning balance	14,602
Expected credit losses allowances increase (decrease) transfers to stage 2	(516)
Expected credit losses allowances increase (decrease) transfers to stage 3	(383)
Expected credit losses allowances increase (decrease) transfers to stage 3
Expected credit losses allowances increase (decrease) transfers to stage 1	263
Expected credit losses allowances increase (decrease) transfers to stage 2
Expected credit losses allowances increase (decrease) transfers to stage 1	91
Net changes of the exposure and modifications in the credit risk	1,601
Writte-off
Foreign Exchange adjustments	(6,652)
Expected credit losses allowances, Ending balance	9,006
Stage 2 [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Ending balance	1,796,790
Expected credit losses allowances, Ending balance	125,114
Stage 2 [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Ending balance	447,496
Expected credit losses allowances, Ending balance	15,102
Stage 2 [Member] | Mortgage Loans [Member] | Collective [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Beginning balance	469,349
Assets before allowances increase (decrease) transfers to stage 2	87,473
Assets before allowances increase (decrease) transfers to stage 3
Assets before allowances increase (decrease) transfers to stage 3	(54,488)
Assets before allowances increase (decrease) transfers to stage 1	(162,432)
Assets before allowances increase (decrease) transfers to stage 2	79,159
Assets before allowances increase (decrease) transfers to stage 1
Net changes on financial assets	34,653
Writte-off
Foreign Exchange adjustments	(6,218)
Gross carrying amount, Ending balance	447,496
Expected credit losses allowances, Beginning balance	20,227
Expected credit losses allowances increase (decrease) transfers to stage 2	3,846
Expected credit losses allowances increase (decrease) transfers to stage 3
Expected credit losses allowances increase (decrease) transfers to stage 3	(2,518)
Expected credit losses allowances increase (decrease) transfers to stage 1	(6,255)
Expected credit losses allowances increase (decrease) transfers to stage 2	2,296
Expected credit losses allowances increase (decrease) transfers to stage 1
Net changes of the exposure and modifications in the credit risk	575
Writte-off
Foreign Exchange adjustments	(3,069)
Expected credit losses allowances, Ending balance	15,102
Stage 3 [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Ending balance	1,503,116
Expected credit losses allowances, Ending balance	603,660
Stage 3 [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Ending balance	444,523
Expected credit losses allowances, Ending balance	67,162
Stage 3 [Member] | Mortgage Loans [Member] | Collective [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Beginning balance	436,317
Assets before allowances increase (decrease) transfers to stage 2
Assets before allowances increase (decrease) transfers to stage 3	64,949
Assets before allowances increase (decrease) transfers to stage 3	54,488
Assets before allowances increase (decrease) transfers to stage 2	(79,159)
Assets before allowances increase (decrease) transfers to stage 1	(2,612)
Net changes on financial assets	10,215
Writte-off	(31,664)
Foreign Exchange adjustments	(8,011)
Gross carrying amount, Ending balance	444,523
Expected credit losses allowances, Beginning balance	73,190
Expected credit losses allowances increase (decrease) transfers to stage 2
Expected credit losses allowances increase (decrease) transfers to stage 3	9,060
Expected credit losses allowances increase (decrease) transfers to stage 3	8,056
Expected credit losses allowances increase (decrease) transfers to stage 1
Expected credit losses allowances increase (decrease) transfers to stage 2	(10,185)
Expected credit losses allowances increase (decrease) transfers to stage 1	(232)
Net changes of the exposure and modifications in the credit risk	(1,784)
Writte-off	(13,548)
Foreign Exchange adjustments	2,605
Expected credit losses allowances, Ending balance	$ 67,162